DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.7%
Australia — 4.6%
Coles Group Ltd.
866,379 13,541,039
Fortescue Ltd.
1,093,087 13,807,714
Medibank Pvt Ltd.
1,776,479 5,929,800
QBE Insurance Group Ltd.
974,789 13,812,690
Santos Ltd.
2,098,273 11,014,027
Suncorp Group Ltd.
699,002 9,735,535
Telstra Group Ltd.
2,598,466 8,316,406
Woodside Energy Group Ltd.
1,229,031 21,244,230
(Cost $93,529,317)
97,401,441
Austria — 0.4%
OMV AG
94,911 5,228,056
Verbund AG
44,281 3,159,097
(Cost $8,233,732)
8,387,153
Belgium — 0.3%
Ageas SA/NV
(Cost $4,511,652)
96,145 6,774,777
China — 0.2%
Yangzijiang Shipbuilding
Holdings Ltd.
(Cost $2,805,672)
1,701,733 3,859,737
Denmark — 0.3%
Tryg A/S
(Cost $4,782,049)
218,643 5,752,996
Finland — 1.8%
Elisa OYJ
91,661 4,883,809
Kesko OYJ, Class B
176,301 3,910,532
Kone OYJ, Class B
219,108 13,777,361
Metso Corp.
420,279 5,433,444
UPM-Kymmene OYJ
342,862 9,764,123
(Cost $33,605,366)
37,769,269
France — 14.0%
Amundi SA, 144A
38,613 2,854,163
AXA SA
1,145,770 53,363,362
Bouygues SA
121,781 5,222,841
Cie Generale des Etablissements
Michelin SCA
432,008 15,640,243
Edenred SE
155,587 4,498,234
FDJ UNITED
69,223 2,229,824
Pernod Ricard SA
130,176 14,810,475
Sanofi SA
717,033 70,911,432
Teleperformance SE
33,995 2,623,035
TotalEnergies SE
1,330,672 83,329,083
Vinci SA
320,220 43,441,388
(Cost $261,553,427)
298,924,080
Germany — 7.2%
Allianz SE
250,699 105,991,770
Bayerische Motoren Werke AG
181,204 18,974,418
Number
of Shares Value $
Deutsche Post AG
619,615 28,198,109
(Cost $100,760,569)
153,164,297
Hong Kong — 2.3%
CK Infrastructure Holdings Ltd.
407,711 2,732,595
CLP Holdings Ltd.
1,056,682 8,925,584
Hang Seng Bank Ltd.
484,683 6,925,952
Henderson Land Development
Co. Ltd.
940,068 3,243,755
HKT Trust & HKT Ltd. (a)
2,483,376 3,758,902
Hong Kong & China Gas Co. Ltd.
7,186,113 6,461,727
Power Assets Holdings Ltd.
891,902 5,806,170
Sino Land Co. Ltd.
2,333,693 2,771,987
SITC International Holdings Co.
Ltd.
869,666 3,065,531
WH Group Ltd., 144A
5,352,579 5,726,189
(Cost $42,527,605)
49,418,392
Ireland — 0.7%
AIB Group PLC
1,376,097 11,178,417
DCC PLC
64,506 4,099,576
(Cost $15,000,493)
15,277,993
Israel — 1.9%
Bank Hapoalim BM
808,412 15,783,679
Bank Leumi Le-Israel BM
966,491 18,552,189
Mizrahi Tefahot Bank Ltd.
100,441 6,561,827
(Cost $20,328,958)
40,897,695
Italy — 2.6%
Banca Mediolanum SpA
147,381 2,980,966
FinecoBank Banca Fineco SpA
394,923 8,667,333
Generali
557,601 21,773,156
Snam SpA
1,303,021 7,937,075
Terna - Rete Elettrica Nazionale
907,814 9,134,086
Unipol Assicurazioni SpA
231,824 4,843,602
(Cost $38,234,075)
55,336,218
Japan — 6.8%
AGC, Inc.
129,141 4,074,989
Daito Trust Construction Co. Ltd.
37,973 4,059,161
Daiwa House Industry Co. Ltd.
360,385 12,834,689
Eisai Co. Ltd.
168,453 5,206,468
Honda Motor Co. Ltd.
2,562,634 28,658,914
Isuzu Motors Ltd.
344,603 4,568,498
Komatsu Ltd.
615,717 21,127,071
Mitsui OSK Lines Ltd.
222,832 7,207,418
Obayashi Corp.
418,806 6,835,815
Sekisui House Ltd.
384,340 8,724,708
SoftBank Corp.
18,529,250 28,798,739
Subaru Corp.
378,888 7,570,018
Yamaha Motor Co. Ltd.
595,370 4,371,251
(Cost $117,685,369)
144,037,739
Netherlands — 2.7%
ASR Nederland NV
95,205 6,606,018

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Koninklijke Ahold Delhaize NV
588,061 23,575,166
Koninklijke KPN NV
2,509,666 11,973,522
NN Group NV
173,632 11,954,367
Randstad NV
70,610 3,338,196
(Cost $41,600,345)
57,447,269
Norway — 1.0%
Aker BP ASA
203,870 5,151,814
Equinor ASA
497,508 12,270,027
Gjensidige Forsikring ASA
131,763 3,661,449
(Cost $20,506,161)
21,083,290
Singapore — 5.2%
DBS Group Holdings Ltd.
1,377,931 54,258,047
Genting Singapore Ltd.
3,907,972 2,193,094
Oversea-Chinese Banking Corp.
Ltd.
2,185,514 28,515,592
United Overseas Bank Ltd.
815,345 22,363,204
Wilmar International Ltd.
1,232,934 2,834,883
(Cost $76,381,494)
110,164,820
Spain — 4.4%
Iberdrola SA
4,125,577 77,626,048
Redeia Corp. SA
261,862 5,091,127
Repsol SA
747,445 12,257,141
(Cost $76,728,143)
94,974,316
Sweden — 2.3%
Boliden AB *
183,646 6,320,679
H & M Hennes & Mauritz AB,
Class B (b)
365,183 5,356,581
Tele2 AB, Class B
353,476 6,221,085
Volvo AB, Class B
1,024,916 31,496,566
(Cost $36,524,947)
49,394,911
Switzerland — 20.0%
Amrize Ltd. *
331,181 17,299,912
Baloise Holding AG
26,640 6,914,631
Helvetia Holding AG
24,001 6,181,598
Holcim AG
330,269 27,692,914
Kuehne + Nagel International AG
31,082 6,332,707
Novartis AG
886,188 112,191,700
Partners Group Holding AG
14,646 20,116,369
Roche Holding AG
313,880 102,250,127
SGS SA
106,343 10,854,559
Number
of Shares Value $
Swiss Re AG
193,567 35,101,506
Swisscom AG
16,732 12,103,243
Zurich Insurance Group AG
94,662 69,232,805
(Cost $298,449,057)
426,272,071
United Kingdom — 20.0%
Barratt Redrow PLC
885,064 4,301,170
British American Tobacco PLC
1,353,494 76,528,509
Imperial Brands PLC
505,286 21,312,854
Kingfisher PLC
1,150,601 4,001,333
Mondi PLC
284,484 4,003,028
National Grid PLC
3,162,893 44,484,292
Reckitt Benckiser Group PLC
440,374 32,901,694
Schroders PLC
468,958 2,407,626
Shell PLC
2,965,223 109,127,930
Tesco PLC
4,300,436 24,559,312
Unilever PLC
1,557,035 97,860,975
WPP PLC
694,960 3,670,261
(Cost $338,156,674)
425,158,984
TOTAL COMMON STOCKS
(Cost $1,631,905,105)
2,101,497,448
PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG
(Cost $3,113,609)
36,890 3,532,106
SECURITIES LENDING
COLLATERAL — 0.3%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares”, 4.24%
(c)(d)
(Cost $5,723,080)
5,723,080 5,723,080
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
4.25% (c)
(Cost $8,398,271)
8,398,271 8,398,271
TOTAL INVESTMENTS — 99.5%
(Cost $1,649,140,065)
2,119,150,905
Other assets and liabilities,
net — 0.5%
10,148,806
NET ASSETS — 100.0%
2,129,299,711
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
At August 31, 2025 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.24% (c)(d)
25,966,095 — (20,243,015) (e) — — 34,962 — 5,723,080 5,723,080
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 4.25% (c)
5,250,803 61,244,166 (58,096,698) — — 32,269 — 8,398,271 8,398,271
31,216,898 61,244,166 (78,339,713) — — 67,231 — 14,121,351 14,121,351
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $5,364,047, which is 0.3% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2025.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
573,293,661 27 .2
Consumer Staples
317,561,627 15 .1
Health Care
290,559,728 13 .8
Energy
259,622,308 12 .3
Industrials
200,988,343 9 .6
Utilities
171,357,800 8 .1
Consumer Discretionary
110,122,159 5 .3
Communication Services
79,725,965 3 .8
Materials
78,888,371 3 .7
Real Estate
22,909,592 1 .1
Total
2,105,029,554 100 .0

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
August 31, 2025 (Unaudited)
At August 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 27 2,453,554 2,437,738 9/19/2025 (15,816)
DAX Index
EUR 1 688,828 701,072 9/19/2025 12,244
EURO STOXX  50 Index
EUR 20 1,272,930 1,255,245 9/19/2025 (17,685)
FTSE 100 Index
GBP 22 2,664,437 2,740,024 9/19/2025 75,587
FTSE MIB Index
EUR 1 231,048 247,257 9/19/2025 16,209
IBEX 35 Index
EUR 11 1,938,178 1,927,271 9/19/2025 (10,907)
MSCI EAFE Index
USD 56 7,476,823 7,619,080 9/19/2025 142,257
MSCI Singapore Index
SGD 25 868,702 865,257 9/29/2025 (3,445)
SMI Index
CHF 28 4,230,089 4,275,427 9/19/2025 45,338
SPI 200 Index
AUD 5 716,495 731,159 9/18/2025 14,664
Total net unrealized appreciation
258,446
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
SGD Singapore Dollar
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 2,101,497,448 $ — $ — $ 2,101,497,448
Preferred Stocks
3,532,106 — — 3,532,106
Short-Term Investments (a)
14,121,351 — — 14,121,351
Derivatives (b)
Futures Contracts
306,299 — — 306,299
TOTAL
$ 2,119,457,204 $ — $ — $ 2,119,457,204
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (47,853) $ — $ — $ (47,853)
TOTAL
$ (47,853) $ — $ — $ (47,853)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
August 31, 2025 (Unaudited)
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HDEF-PH1